Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Retail Class
Shareholder Report [Line Items]
Fund Name	Pabrai Wagons Fund
Class Name	Retail Class
Trading Symbol	WAGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pabrai Wagons Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wagonsfund.com/. You can also request this information by contacting us at 1-877-777-6944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-777-6944
Additional Information Website	https://www.wagonsfund.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$107	1.26%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Pabrai Wagons Fund (the “Fund”) invests in high-quality global businesses and “circles the wagons” around its highest conviction holdings. Since inception on 9/29/23 through 6/30/24, WAGNX is up 24.64% and WGNIX is up 24.86% vs. 28.77% for the S&P 500. For calendar year 2024, Year to Date through 6/30/24, WAGNX is up 15.60% and WGNIX is up 15.68%, slightly ahead of the tech-heavy S&P 500, which is up 15.29%. As of 6/30/24, the S&P 500 trades at trailing P/E of 27.5 - almost identical to its level in 2000 and significantly above its long-term average of 16. While the S&P 500 has historically been a great choice for long-term compounding, buying into it at a trailing P/E over 25 could be a risky proposition. By contrast, the Pabrai Wagons Fund’s underlying portfolio sports a P/E of 6.7. We believe the ship is pointed in the right direction.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/29/2023)
Retail Class (without sales charge)	24.64
S&P 500 TR	28.77

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wagonsfund.com/ for more recent performance information. Visit https://www.wagonsfund.com/ for more recent performance information.
Net Assets	$ 32,354,406
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$32,354,406
Number of Holdings	26
Net Advisory Fee	$0
Portfolio Turnover	45%

Holdings [Text Block]

Top Sectors	(% of net assets)
Consumer Discretionary	30.1%
Consumer Staples	20.7%
Industrials	20.4%
Materials	16.8%
Energy	8.0%
Information Technology	3.0%
Cash & Other	1.0%

Top 10 Issuers	(% of net assets)
TAV Havalimanlari Holding AS	12.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	10.5%
Coca-Cola Icecek AS	10.2%
Arch Resources, Inc.	7.0%
Alpha Metallurgical Resources, Inc.	5.4%
CONSOL Energy, Inc.	4.0%
AG Anadolu Grubu Holding AS	4.0%
Penske Automotive Group, Inc.	4.0%
Danaos Corp.	4.0%
Warrior Met Coal, Inc.	3.9%

Updated Prospectus Web Address	https://www.wagonsfund.com/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pabrai Wagons Fund
Class Name	Institutional Class
Trading Symbol	WGNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pabrai Wagons Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wagonsfund.com/. You can also request this information by contacting us at 1-877-777-6944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-777-6944
Additional Information Website	https://www.wagonsfund.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	1.01%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Pabrai Wagons Fund (the “Fund”) invests in high-quality global businesses and “circles the wagons” around its highest conviction holdings. Since inception on 9/29/23 through 6/30/24, WAGNX is up 24.64% and WGNIX is up 24.86% vs. 28.77% for the S&P 500. For calendar year 2024, Year to Date through 6/30/24, WAGNX is up 15.60% and WGNIX is up 15.68%, slightly ahead of the tech-heavy S&P 500, which is up 15.29%. As of 6/30/24, the S&P 500 trades at trailing P/E of 27.5 - almost identical to its level in 2000 and significantly above its long-term average of 16. While the S&P 500 has historically been a great choice for long-term compounding, buying into it at a trailing P/E over 25 could be a risky proposition. By contrast, the Pabrai Wagons Fund’s underlying portfolio sports a P/E of 6.7. We believe the ship is pointed in the right direction.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/29/2023)
Institutional Class (without sales charge)	24.86
S&P 500 TR	28.77

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wagonsfund.com/ for more recent performance information. Visit https://www.wagonsfund.com/ for more recent performance information.
Net Assets	$ 32,354,406
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$32,354,406
Number of Holdings	26
Net Advisory Fee	$0
Portfolio Turnover	45%

Holdings [Text Block]

Top Sectors	(% of net assets)
Consumer Discretionary	30.1%
Consumer Staples	20.7%
Industrials	20.4%
Materials	16.8%
Energy	8.0%
Information Technology	3.0%
Cash & Other	1.0%

Top 10 Issuers	(% of net assets)
TAV Havalimanlari Holding AS	12.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	10.5%
Coca-Cola Icecek AS	10.2%
Arch Resources, Inc.	7.0%
Alpha Metallurgical Resources, Inc.	5.4%
CONSOL Energy, Inc.	4.0%
AG Anadolu Grubu Holding AS	4.0%
Penske Automotive Group, Inc.	4.0%
Danaos Corp.	4.0%
Warrior Met Coal, Inc.	3.9%

Updated Prospectus Web Address	https://www.wagonsfund.com/